Other assets (Tables)	12 Months Ended
Dec. 31, 2017
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Schedule of other assets
Other assets are as follows:

	December 31, 2017	December 31, 2016
Long term prepaid lease payments (note 7)	$1,779	$1,839
Intangible assets (note 10(b))	938	1,790
Deferred financing costs (note 10(c))	707	320
Deferred lease inducement asset (note 10(d))	784	927
Loan to partnership (note 24)	969	—
	$5,177	$4,876

Schedule of intangible assets

	December 31, 2017	December 31, 2016
Cost	$18,188	$18,122
Accumulated amortization	17,250	16,332
Net book value	$938	$1,790

Schedule of estimated amortization expense for future years	The estimated amortization expense for future years is as follows:

For the year ending December 31,
2018	$464
2019	266
2020	149
2021	59
$938

Schedule of deferred finance costs

	December 31, 2017	December 31, 2016
Cost	$1,390	$550
Accumulated amortization	683	230
	$707	$320

Schedule of deferred lease inducement assets

	December 31, 2017	December 31, 2016
Balance, beginning of year	$927	$1,070
Amortization of deferred lease inducements	(143)	(143)
Balance, end of year	$784	$927